FINANCIAL INSTRUMENTS - Derivatives, Net Investment Hedges (Details)
€ in Millions, ₩ in Millions, ₨ in Millions, ¥ in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2022 USD ($) ₩ / $ € / $ ¥ / $ $ / shares $ / $ £ / $ R$ / $	Dec. 31, 2022 EUR (€) ₩ / $ € / $ ¥ / $ $ / shares $ / $ £ / $ R$ / $	Dec. 31, 2022 GBP (£) ₩ / $ € / $ ¥ / $ $ / shares $ / $ £ / $ R$ / $	Dec. 31, 2022 AUD ($) ₩ / $ € / $ ¥ / $ $ / shares $ / $ £ / $ R$ / $	Dec. 31, 2022 CNY (¥) ₩ / $ € / $ ¥ / $ $ / shares $ / $ £ / $ R$ / $	Dec. 31, 2022 BRL (R$) ₩ / $ € / $ ¥ / $ $ / shares $ / $ £ / $ R$ / $	Dec. 31, 2022 KRW (₩) ₩ / $ € / $ ¥ / $ $ / shares $ / $ £ / $ R$ / $	Dec. 31, 2022 INR (₨) ₩ / $ € / $ ¥ / $ $ / shares $ / $ £ / $ R$ / $	Dec. 31, 2022 CAD ($) ₩ / $ € / $ ¥ / $ $ / shares $ / $ £ / $ R$ / $	Dec. 31, 2021 USD ($) £ / $ ¥ / $ $ / shares ₩ / $ € / $ $ / $ R$ / $	Dec. 31, 2021 EUR (€) £ / $ ¥ / $ $ / shares ₩ / $ € / $ $ / $ R$ / $	Dec. 31, 2021 GBP (£) £ / $ ¥ / $ $ / shares ₩ / $ € / $ $ / $ R$ / $	Dec. 31, 2021 AUD ($) £ / $ ¥ / $ $ / shares ₩ / $ € / $ $ / $ R$ / $	Dec. 31, 2021 CNY (¥) £ / $ ¥ / $ $ / shares ₩ / $ € / $ $ / $ R$ / $	Dec. 31, 2021 KRW (₩) £ / $ ¥ / $ $ / shares ₩ / $ € / $ $ / $ R$ / $	Dec. 31, 2021 INR (₨) £ / $ ¥ / $ $ / shares ₩ / $ € / $ $ / $ R$ / $	Dec. 31, 2021 CAD ($) £ / $ ¥ / $ $ / shares ₩ / $ € / $ $ / $ R$ / $
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	$ 9,805									$ 7,070
Fair value of financial liabilities	(66,006)									(62,406)
Net investment hedges | Euros
Disclosure of detailed information about financial instruments [line items]
Notional amount | €		€ 105									€ 389
Fair value of financial liabilities	$ (7)									$ (2)
Net investment hedges | Euros | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $	0.91	0.91	0.91	0.91	0.91	0.91	0.91	0.91	0.91	0.81	0.81	0.81	0.81	0.81	0.81	0.81	0.81
Net investment hedges | Euros | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | € / $	1.02	1.02	1.02	1.02	1.02	1.02	1.02	1.02	1.02	0.88	0.88	0.88	0.88	0.88	0.88	0.88	0.88
Net investment hedges | British pounds
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			£ 1,319									£ 4,395
Fair value of financial liabilities	$ (243)									$ (89)
Net investment hedges | British pounds | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Notional amount | £			£ 374									£ 90
Rates | £ / $	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86	0.86
Fair value of financial assets										$ 9
Fair value of financial liabilities	$ (16)
Net investment hedges | British pounds | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	0.76	0.76	0.76	0.76	0.76	0.76	0.76	0.76	0.76	0.71	0.71	0.71	0.71	0.71	0.71	0.71	0.71
Net investment hedges | British pounds | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.93	0.76	0.76	0.76	0.76	0.76	0.76	0.76	0.76
Net investment hedges | British pounds | Top of range | Hedging Instrument Two
Disclosure of detailed information about financial instruments [line items]
Rates | £ / $										0.91	0.91	0.91	0.91	0.91	0.91	0.91	0.91
Net investment hedges | Australian dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 0									$ 974
Fair value of financial liabilities	$ (1)									$ (14)
Net investment hedges | Australian dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.49	1.49	1.49	1.49	1.49	1.49	1.49	1.49	1.49	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Net investment hedges | Australian dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / $	1.55	1.55	1.55	1.55	1.55	1.55	1.55	1.55	1.55	1.41	1.41	1.41	1.41	1.41	1.41	1.41	1.41
Net investment hedges | Chinese Yuan
Disclosure of detailed information about financial instruments [line items]
Notional amount | ¥					¥ 2,703									¥ 1,596
Fair value of financial liabilities	$ (9)									$ (7)
Net investment hedges | Chinese Yuan | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.59	6.68	6.68	6.68	6.68	6.68	6.68	6.68	6.68
Net investment hedges | Chinese Yuan | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ¥ / $	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99	6.99
Net investment hedges | Brazil Real
Disclosure of detailed information about financial instruments [line items]
Notional amount						R$ 908											$ 2,546
Fair value of financial liabilities	$ (22)									$ (5)
Net investment hedges | Brazil Real | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | R$ / $	6.24	6.24	6.24	6.24	6.24	6.24	6.24	6.24	6.24	5.87	5.87	5.87	5.87	5.87	5.87	5.87	5.87
Net investment hedges | Brazil Real | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | R$ / $	7	7	7	7	7	7	7	7	7	6.54	6.54	6.54	6.54	6.54	6.54	6.54	6.54
Net investment hedges | South Korean Won
Disclosure of detailed information about financial instruments [line items]
Notional amount | ₩							₩ 820,473								₩ 720,095
Fair value of financial assets										$ 4
Fair value of financial liabilities	$ (42)
Net investment hedges | South Korean Won | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	1,283.6	1,283.6	1,283.6	1,283.6	1,283.6	1,283.6	1,283.6	1,283.6	1,283.6	1,165.75	1,165.75	1,165.75	1,165.75	1,165.75	1,165.75	1,165.75	1,165.75
Net investment hedges | South Korean Won | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,410	1,197.6	1,197.6	1,197.6	1,197.6	1,197.6	1,197.6	1,197.6	1,197.6
Net investment hedges | Indian Rupee
Disclosure of detailed information about financial instruments [line items]
Notional amount | ₨								₨ 84,251								₨ 75,690
Fair value of financial liabilities	$ (5)									$ (27)
Net investment hedges | Indian Rupee | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	79.4	79.4	79.4	79.4	79.4	79.4	79.4	79.4	79.4	76.35	76.35	76.35	76.35	76.35	76.35	76.35	76.35
Net investment hedges | Indian Rupee | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | ₩ / $	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	89.84	87.13	87.13	87.13	87.13	87.13	87.13	87.13	87.13
Cross currency swaps | Canadian dollars
Disclosure of detailed information about financial instruments [line items]
Notional amount									$ 2,500								$ 2,500
Fair value of financial assets										$ 56
Fair value of financial liabilities	$ (45)
Cross currency swaps | Canadian dollars | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / shares	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25
Cross currency swaps | Canadian dollars | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates | $ / shares	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38	1.38